Employee Benefit Plan, Contribution (Details) - EBP 010 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Plan assets transferred in	$ 0	$ 42,983,680
Employer discretionary contributions	$ 13,345,769	$ 6,253,500